Q U A N T F U N D S

July 30, 2007

VIA ELECTRONIC TRANSMISSION

Office of Registration

Securities and Exchange Commission

100 F Street N.E.

Washington, DC 20549

Re: Quantitative Group of Funds (the “Fund”)

(File Nos. 022-84904; 811-03790; 333-102055)
CIK No. 0000722885

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of prospectuses relating to the offering of the Fund’s Class A prospectus, Ordinary and Institutional Class prospectus and the multi-class statement of additional information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No.36 to the fund’s registration statement on Form N-1A filed electronically (Accession 0000722885-07-000022) on July 27, 2007.

Comments or questions concerning this certification may be directed to Elizabeth A. Watson at 781-676-5954.

Sincerely,

Quantitative Group of Funds

By:	/s/ Elizabeth A. Watson
Elizabeth A. Watson
Clerk

cc:	Mark Goshko, Esq.

55 Old Bedford Road, Lincoln, MA 01773 ¦ 800-331-1244 ¦ fax 781-259-1166 ¦ www.quantfunds.com

Distributed by U.S. Boston Capital Corporation, Member NASD/SIPC